UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NOBLE PARTNERS, L.P.
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Address:   265 FRANKLIN ST., 21ST FLOOR
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           BOSTON, MA 02110
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Form 13F File Number:  28-11605
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GEORGE L. NOBLE
         --------------------------------------------------
Title:   PRESIDENT, PEAK ASSET MGT., INC., GENERAL PARTNER, NOBLE PARTNERS, L.P.
         --------------------------------------------------
Phone:   617-646-6500
         --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ GEORGE L. NOBLE                 BOSTON, MA              08/14/2009
 ------------------------   ------------------------------  ----------
        [Signature]                 [City, State]             [Date]

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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                               -------------

Form 13F Information Table Entry Total:                   7
                                               -------------

Form 13F Information Table Value Total:              $5,057
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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
                           Form 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5            COLUMN 6   COLUMN 7      COLUMN 8
--------------           ---------------- ----------- ----------- ----------- ---- ----- -----------  --------- ----------- --------
                                TITLE                    VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER             OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
---------------------------- ------------ ----------- ----------- ----------- ---- ----- ----------- --------- ------- ------ ------
BANK OF AMERICA CORPORATION      COM       060505104       683          51764  SH            SOLE               51764     0     0
E TRADE FINANCIAL CORP           COM       269246104      3156        2446364  SH            SOLE             2446364     0     0
EXCO RESOURCES INC               COM       269279402       224          17300  SH            SOLE               17300     0     0
FIDELITY NATIONAL FINANCIAL      CL A      31620R105       135          10000  SH            SOLE               10000     0     0
MASSEY ENERGY CORP               COM       576206106       205          10500  SH            SOLE               10500     0     0
MF GLOBAL LTD                    SHS       G60642108       119          20000  SH            SOLE               20000     0     0
OCH ZIFF CAP MGMT GROUP          CL A      67551U105       535          60000  SH            SOLE               60000     0     0
